RETAINED PROFITS (Tables)	12 Months Ended
Dec. 31, 2017
Retained earnings [member]
RETAINED PROFITS (Tables) [Line Items]
Disclosure Of Retained Earnings [text block]
	2017 £m	2016 £m	2015 £m
At 1 January	3,250	4,416	5,692
Profit for the year	3,807	2,063	860
Dividends paid[1]	(2,284)	(2,014)	(1,070)
Distributions on other equity instruments (net of tax)	(313)	(321)	(314)
Post-retirement defined benefit scheme remeasurements	482	(1,028)	(215)
Gains and losses attributable to own credit risk (net of tax)[2]	(40)	–	–
Movement in treasury shares	(411)	(175)	(816)
Value of employee services:
Share option schemes	82	141	107
Other employee award schemes	332	168	172
At 31 December	4,905	3,250	4,416
1	Net of a credit in respect of unclaimed dividends written-back in accordance with the Company’s Articles of Association.

2	During 2017 the Group derecognised, on redemption, financial liabilities on which cumulative fair value movements relating to own credit of £3 million (net of tax) had been recognised directly in retained profits.